Goodwill (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
U.S Operating Segment
Goodwill [Line Items]
Accumulated impairment losses net	$ 214,031
International Operating Segment
Goodwill [Line Items]
Accumulated impairment losses net	$ 27,622